SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
Schedule of components of net revenues

	Year ended December 31, 2021
	Product sales	Services	Consolidated

Revenues	$435,170	$10,933	$446,103
Cost of revenues	235,237	4,156	239,393
Gross profit	199,933	6,777	206,710
Unallocated operating expenses			222,822
Income from operations			(16,112)
Interest income			59
Interest expense			(13)
Other income, net			39,322
Income before income taxes			$23,256

	Year ended December 31, 2020
	Product sales	Services	Consolidated

Revenues	$382,075	$16,076	$398,151
Cost of revenues	211,430	10,567	221,997
Gross profit	170,645	5,509	176,154
Unallocated operating expenses			172,299
Income from operations			3,855
Interest income			103
Interest expense			(92)
Other income, net			12,898
Income before income taxes			$16,764

	Year ended December 31, 2019
	Product sales	Services	Consolidated

Revenues	$236,705	$6,921	$243,626
Cost of revenues	144,061	1,968	146,029
Gross profit	92,644	4,953	97,597
Unallocated operating expenses			113,649
Loss from operations			(16,052)
Interest income			297
Interest expense			(66)
Change in fair value of convertible promissory notes			(14,591)
Other income, net			283
Loss before income taxes and share of income from equity method investment			$(947)

	Year ended December 31,
	2019	2020	2021

Apparel	$78,954	$157,943	$274,212
Other general merchandises (1)	157,751	224,132	160,958
Total product sales revenues	$236,705	$382,075	$435,170
(1)	Other general merchandises mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

Schedule of components of the Group's cost
Summary of total net revenues generated in different geographic locations and as a percentage of total net revenues

	Year ended December 31,
	2019		2020		2021
	Revenues	%	Revenues	%	Revenues	%

Europe	$87,586	36.0	$175,749	44.1	$218,915	49.1
North America	37,932	15.6	81,203	20.4	91,520	20.5
Other countries	118,108	48.4	141,199	35.5	135,668	30.4
Total revenues	$243,626	100.0	$398,151	100.0	$446,103	100.0